Subsequent Events - Additional Information (Detail) ¥ in Thousands, $ in Thousands									1 Months Ended			12 Months Ended
	Dec. 29, 2018 USD ($)	Dec. 29, 2018 CNY (¥)	Dec. 28, 2018 shares	Jan. 17, 2018 shares	Dec. 03, 2017 shares	Dec. 03, 2016 shares	Dec. 03, 2015 shares	Jan. 12, 2015 shares	Jan. 31, 2019 shares	Nov. 12, 2018 USD ($)	Nov. 12, 2018 CNY (¥)	Sep. 30, 2018 shares	Sep. 30, 2017 shares	Sep. 30, 2016 shares
Subsequent Event [Line Items]
Nonvested restricted shares granted								542,372				468,600	125,000	125,000
Vesting period								4 years
Non Vested Restricted Stock Awards
Subsequent Event [Line Items]
Nonvested restricted shares granted				343,600	125,000	125,000	125,000
Vesting period				2 years
Subsequent Event | Non Vested Restricted Stock Awards
Subsequent Event [Line Items]
Nonvested restricted shares granted			353,200						451,968
Vesting period			2 years						1 year
Subsequent Event | Champion Tax Advisory [Member]
Subsequent Event [Line Items]
Equity ownership interest										60.00%	60.00%
Total consideration	$ 2,020	¥ 13,900								$ 5,224	¥ 35,900